UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2017	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Common Stock (50.0%)
Aerospace & Defense (1.9%)
Boeing	160	$26
Raytheon	200	29
United Technologies	600	66

		121

Agricultural Products (0.3%)
Fresh Del Monte Produce	400	23

Apparel Retail (0.4%)
American Eagle Outfitters	1,600	24

Automotive (0.5%)
Cooper-Standard Holding*	300	32

Automotive Retail (0.3%)
Murphy USA*	300	19

Banks (0.8%)
United Financial Bancorp	1,800	32
Wells Fargo	300	17

		49

Biotechnology (0.4%)
Amgen	160	25

Chemicals (0.4%)
Stepan	300	23

Commercial Services (0.7%)
Convergys	900	22
Sykes Enterprises*	800	23

		45

Computers & Services (2.1%)
Apple	800	97
Dell Technologies Class V, Cl V*	167	10
Hewlett Packard Enterprise	700	16
HP	700	11

		134

Diversified REIT’s (0.4%)
Select Income	1,000	25

Drug Retail (0.9%)
CVS Health	700	55

Electrical Services (5.8%)
Consolidated Edison	1,100	82
Edison International	1,000	73
Entergy	700	50
Exelon	700	25
FirstEnergy	1,600	48
Public Service Enterprise Group	2,100	93

		371

	Shares	Value (000)
Environmental & Facilities Services (2.4%)
Republic Services, Cl A	1,300	$75
Waste Management	1,100	76

		151

Financial Services (0.4%)
Capital One Financial	300	26

Food, Beverage & Tobacco (2.1%)
Dr Pepper Snapple Group	900	82
Sanderson Farms	300	28
Tyson Foods, Cl A	400	25

		135

General Merchandise Stores (1.3%)
Target	1,300	84

Health Care Distributors (0.8%)
Cardinal Health	700	52

Health Care Facilities (0.4%)
HCA Holdings*	300	24

Health Care Services (0.9%)
Quest Diagnostics	600	55

Insurance (4.8%)
Allstate	400	30
Anthem	100	15
Berkshire Hathaway, Cl B*	750	123
Chubb	300	40
CIGNA	170	25
Travelers	600	71

		304

IT Consulting & Other Services (1.8%)
International Business
Machines	650	113

Machinery (0.3%)
Deere	200	21

Mortgage REIT’s (2.2%)
Annaly Capital Management	5,100	52
MFA Financial	4,300	34
Starwood Property Trust	2,100	47
Two Harbors Investment	900	8

		141

Multimedia (0.3%)
Viacom, Cl B	400	17

Office REIT’s (0.5%)
Franklin Street Properties	2,100	27

Schedule of Investments January 31, 2017	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Office REIT’s (continued)
Government Properties
Income Trust	400	$7

		34

Paper Packaging (0.3%)
Bemis	400	20

Petroleum & Fuel Products (1.2%)
Exxon Mobil	300	25
Lukoil PJSC ADR	400	23
Valero Energy	400	26

		74

Pharmaceuticals (5.4%)
AbbVie	200	12
Johnson & Johnson	1,100	125
Merck	900	56
Pfizer	4,700	149

		342

Retail (3.3%)
Brinker International	500	22
Kohl’s	800	32
Kroger	1,300	44
Macy’s	300	9
Wal-Mart Stores	1,500	100

		207

Retail REIT’s (0.7%)
Retail Properties of America, Cl A	1,600	24
Tanger Factory Outlet Centers	700	24

		48

Semi-Conductors/Instruments (1.4%)
Intel	1,600	59
QUALCOMM	600	32

		91

Steel & Steel Works (0.4%)
Kaiser Aluminum	300	24

Telephones & Telecommunications (4.2%)
AT&T	2,600	110
Cisco Systems	1,700	52
Motorola Solutions	400	32
Verizon Communications	1,500	74

		268

Total Common Stock (Cost $3,045)		3,177

Foreign Common Stock (46.0%)
Australia (1.2%)
Dexus Property Group	4,000	27
Telstra	13,200	50

		77

	Shares	Value (000)
Austria (0.2%)
EVN	900	$11

Bermuda (2.7%)
Axis Capital Holdings	1,000	64
Everest Re Group	300	66
RenaissanceRe Holdings	130	18
Validus Holdings	400	23

		171

Canada (5.2%)
Bank of Montreal	300	23
Bank of Nova Scotia	400	24
Canadian Imperial Bank of Commerce	400	34
Canadian Tire, Cl A	300	32
Metro, Cl A	1,400	42
National Bank of Canada	400	17
Power Financial	1,000	26
Rogers Communications, Cl B	600	26
Royal Bank of Canada	300	22
TELUS	1,600	53
Toronto-Dominion Bank	600	31

		330

China (0.7%)
China Resources Power Holdings	4,000	7
Shenzhen Expressway, Cl H	28,000	25
Yingde Gases Group	16,000	10

		42

Denmark (0.6%)
Matas	1,800	26
Spar Nord Bank	900	11

		37

France (1.3%)
Atos	200	21
Sanofi	700	57
Total	140	7

		85

Germany (1.8%)
Celesio	1,300	36
Muenchener Rueckversicherungs	130	24
Siemens	200	25
Talanx	900	31

		116

Guernsey (0.4%)
Amdocs	400	24

Hong Kong (2.5%)
BOC Hong Kong Holdings	3,500	14
China Mobile	3,500	39
China Water Affairs Group	50,000	34
CLP Holdings	5,000	49

Schedule of Investments January 31, 2017	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
Hong Kong (continued)
Great Eagle Holdings	5,000	$23

		159

Hungary (0.7%)
Magyar Telekom Telecommunications	26,500	47

Israel (1.9%)
Bank Hapoalim	5,400	32
Mizrahi Tefahot Bank	3,100	48
Paz Oil	250	39

		119

Japan (7.9%)
Ashikaga Holdings	8,000	31
Astellas Pharma	1,700	23
Canon Electronics	1,300	20
Doutor Nichires Holdings	2,300	44
Fuji Oil	900	18
Geo Holdings	1,600	19
Heiwa	1,500	36
Hogy Medical	300	18
Japan Airlines	900	29
KDDI	500	13
KYORIN Holdings	1,200	26
Mitsubishi Shokuhin	1,100	33
Mitsubishi Tanabe Pharma	900	18
Nippon Flour Mills	1,800	26
Nippon Telegraph & Telephone	1,500	66
NTT DOCOMO	600	14
Osaka Gas	5,000	19
SKY Perfect JSAT Holdings	2,100	9
Sumitomo Osaka Cement	10,000	40

		502

Malaysia (0.4%)
AMMB Holdings	22,300	23

New Zealand (1.3%)
Fletcher Building	6,400	49
SKY Network Television	5,700	19
Spark New Zealand	6,100	16

		84

Norway (0.3%)
Yara International	500	21

Poland (0.1%)
PGE	3,200	9

Singapore (2.0%)
DBS Group Holdings	4,100	55
Mapletree Industrial Trust	32,800	38
Venture	4,500	33

		126

	Shares	Value (000)
South Africa (0.3%)
Astral Foods	1,600	$18

South Korea (3.3%)
KB Financial Group	800	32
Kia Motors	1,200	38
Korea Electric Power	1,500	55
Korean Reinsurance	1,000	9
KT&G	200	17
LG Uplus	3,300	33
SK Telecom	130	25

		209

Switzerland (1.5%)
Allreal Holding	200	30
BKW	500	25
Valiant Holding	400	43

		98

Taiwan (3.3%)
China Motor	45,000	41
China Synthetic Rubber	24,000	22
First Financial Holding	69,000	39
Greatek Electronics	16,000	20
Hon Hai Precision Industry	18,000	48
Hua Nan Financial Holdings	55,000	29
King’s Town Bank	14,000	13

		212

Thailand (2.6%)
Bangchak Petroleum	39,800	40
Kiatnakin Bank	22,900	37
PTT	2,600	30
Thai Oil	28,200	57

		164

Turkey (0.4%)
Cimsa Cimento Sanayi VE Ticaret	3,300	16
TAV Havalimanlari Holding	2,300	9

		25

United Kingdom (3.4%)
BAE Systems	4,000	30
BP	3,400	20
Direct Line Insurance Group	6,100	27
GlaxoSmithKline	2,600	50
Imperial Brands	500	23
J Sainsbury	9,000	29
Tate & Lyle	4,300	36

		215

Total Foreign Common Stock (Cost $2,873)		2,924

Preferred Stock (0.7%)
Brazil (0.2%)
Cia Paranaense de Energia	1,400	14

Schedule of Investments January 31, 2017	(Unaudited)

LSV Global Managed Volatility Fund	Shares	Value (000)
South Korea (0.5%)
Samsung Electronics	20	$27

Total Preferred Stock (Cost $34)		41

Total Investments – 96.7% (Cost $5,952) †		$6,142

Percentages are based on Net Assets of $6,350 (000).

*	Non-income producing security.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $5,952 (000), and the unrealized appreciation and depreciation were $458 (000) and $(268) (000), respectively.

ADR -	American Depository Receipt
Cl -	Class
REIT -	Real Estate Investment Trust
PJSC -	Public Joint Stock Company

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
U.S. Common Stock	$3,177	$—	$—	$3,177
Total Common Stock	3,177	—	—	3,177
Foreign Common Stock
Australia	77	—	—	77
Austria	11	—	—	11
Bermuda	171	—	—	171
Canada	330	—	—	330
China	42	—	—	42
Denmark	37	—	—	37
France	85	—	—	85
Germany	116	—	—	116
Guernsey	24	—	—	24
Hong Kong	—	159	—	159
Hungary	47	—	—	47
Israel	119	—	—	119
Japan	502	—	—	502
Malaysia	23	—	—	23
New Zealand	84	—	—	84
Norway	21	—	—	21
Poland	9	—	—	9
Singapore	126	—	—	126
South Africa	18	—	—	18
South Korea	209	—	—	209
Switzerland	98	—	—	98
Taiwan	—	212	—	212
Thailand	164	—	—	164
Turkey	25	—	—	25
United Kingdom	215	—	—	215
Total Foreign Common Stock	2,553	371	—	2,924
Preferred Stock	41	—	—	41
Total Investments in Securities	$5,771	$371	$—	$6,142

‡ Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays.

For the period ended January 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

LSV-QH-005-0600

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017